Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Sep. 30, 2025
CURRENT ASSETS
Cash	$ 5,781,655	$ 3,765,978
Restricted cash	3,400,000	2,500,000
Accounts receivable, net	10,094,732	11,012,741
Inventories, net	3,724,699	3,305,438
Advances to suppliers, net	10,749,442	15,938,109
Due from related parties	339,640	527,389
Prepaid expenses and other current assets	16,777,335	8,710,796
TOTAL CURRENT ASSETS	50,867,503	45,760,451
NON-CURRENT ASSETS
Property, plant and equipment, net	22,736,468	18,158,289
Intangible assets, net	6,436,108	6,424,893
Right-of-use leased assets, net	157,625	113,250
Non-current other receivables		14,728,732
TOTAL NON-CURRENT ASSETS	29,330,201	39,425,164
TOTAL ASSETS	80,197,704	85,185,615
CURRENT LIABILITIES
Short-term loans	10,214,136	10,248,225
Current portion of long-term loans	492,896	1,081,613
Accounts payable	8,590,992	7,641,274
Due to related parties	694,420	134,073
Taxes payable	5,183,627	4,881,898
Deferred revenue	226,773	219,678
Accrued expenses and other current liabilities	2,391,420	2,024,902
Operating lease liabilities, current	56,206	76,797
TOTAL CURRENT LIABILITIES	27,850,470	26,308,460
NON-CURRENT LIABILITIES
Long-term loans	1,464,193	842,815
Operating lease liabilities, non-current	102,846	36,601
TOTAL NON-CURRENT LIABILITIES	1,567,039	879,416
TOTAL LIABILITIES	29,417,509	27,187,876
SHAREHOLDERS’ EQUITY
Additional paid-in capital	41,285,390	40,791,764
Statutory reserve	2,849,440	2,849,440
Retained earnings	7,429,700	16,630,831
Accumulated other comprehensive (loss)	(939,551)	(2,875,571)
TOTAL BON NATURAL LIFE LIMITED SHAREHOLDERS’ EQUITY	50,780,195	57,550,680
NON-CONTROLLING INTEREST		447,059
TOTAL SHAREHOLDERS’ EQUITY	50,780,195	57,997,739
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	80,197,704	85,185,615
Common Class A [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares	153,174	152,174
Common Class B [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares	$ 2,042	$ 2,042